EMPLOYEE BENEFIT PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 6,481	$ 8,640	$ 7,130
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 0	$ 178	$ 399